Inventories (Details Textual) - USD ($)	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Inventory [Line Items]
Inventory for Long-term Contracts or Programs, Gross	$ 44,722,232	$ 151,232,213	$ 116,976,856